Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 299,064	£ 288,488
Beginning balance	(282,819)	(272,147)
Transfers in	0
Transfers in	0
Transfers out	0	(81)
Transfers out	0
Ending Balance	293,676	299,064
Ending Balance	(277,298)	(282,819)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	255	505
Fair value movements	(6)	11
Foreign exchange and other movements	2	(9)
Transfers in	0	1
Transfers out	0	(81)
Netting	23	(42)
Additions	0	0
Sales	(16)	(19)
Settlements	(23)	(111)
Ending Balance	235	255
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(4)	2
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	21	56
Fair value movements	(3)	(4)
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	(19)
Settlements	0	(12)
Ending Balance	18	21
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(3)	(4)
Level 3 | Assets held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	351	645
Fair value movements	(7)	17
Foreign exchange and other movements	2	(9)
Transfers in	0	2
Transfers out	0	(81)
Netting	23	(42)
Additions	0	9
Sales	(16)	(38)
Settlements	(44)	(152)
Ending Balance	309	351
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(5)	8
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	75	84
Fair value movements	2	10
Foreign exchange and other movements	0	0
Transfers in	0	1
Transfers out	0	0
Netting	0	0
Additions	0	9
Sales	0	0
Settlements	(21)	(29)
Ending Balance	56	75
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	2	10
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(35)
Fair value movements	0	(7)
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	10
Ending Balance	(32)	(32)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	(7)
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(8)	(61)
Fair value movements	6	17
Foreign exchange and other movements	1	8
Transfers in	0	0
Transfers out	0	28
Netting	(5)	0
Additions	0	(2)
Sales	0	0
Settlements	0	2
Ending Balance	(6)	(8)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	7	25
Liabilities held for sale | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(40)	(96)
Fair value movements	6	10
Foreign exchange and other movements	1	8
Transfers in	0	0
Transfers out	0	28
Netting	(5)	0
Additions	0	(2)
Sales	0	0
Settlements	0	12
Ending Balance	(38)	(40)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 7	£ 18